Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001644419
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfiv
Document Creation Date	dei_DocumentCreationDate	Jun. 10, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 10, 2024
Prospectus Date	rr_ProspectusDate	Mar. 29, 2024
Inspire Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Inspire Momentum ETF (the “Fund”) seeks to outperform the results (before fees and expenses) of the broader U.S. stock market when momentum is in favor.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Inspire Momentum ETF
(formerly, “Inspire Faithward Mid Cap Momentum ETF”)

GLRY

(the “Fund”)

a Series of Northern Lights Fund Trust IV (the “Trust”)

Supplement dated June 10, 2024 to the Prospectus, Summary Prospectus and Statement of
Additional Information (the “SAI”) dated March 29, 2024

* * * * * * *

Important Notice Regarding Change in Investment Objective

The Board of Trustees of the Trust has approved a change to the Fund’s investment objective. Effective August 9, 2024, the Fund will seek to outperform the results (before fees and expenses) of the broader U.S. stock market when momentum is in favor.

Accordingly, effective August 9, 2024, the investment objective as stated on page 45 of the Prospectus and page 1 of the Summary Prospectus is replaced with the following:

The Inspire Momentum ETF (the “Fund”) seeks to outperform the results (before fees and expenses) of the broader U.S. stock market when momentum is in favor.

Corresponding changes to the investment objective of the Fund will be made to the table on page 61 of the Prospectus and the third paragraph on page 1 of the SAI.

The Board of Trustees of the Trust has further approved the elimination of the Fund’s policy to invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in mid-cap stocks. Effective August 6, 2024, the first paragraphs under the heading “Principal Investment Strategies” on page 45 of the Prospectus and on page 2 of the Summary Prospectus, and the first paragraph under the sub-heading “Inspire Momentum” on page 63 of the Prospectus, should be disregarded in their entirety.

Additionally, references to “Mid-Capitalization Company Risk” on page 50 and 67 of the Prospectus, and page 6 of the Summary Prospectus, are removed in their entirety.

* * * * * * *

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and SAI dated March 29, 2024, which provide information that you should know about the Fund before investing. The Fund’s Prospectus, Summary Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies these documents may be obtained without charge by visiting www.inspireetf.com or by calling 1-877-658-9473.